Debt - Unsecured Convertible Bonds (Details)		1 Months Ended	3 Months Ended			10 Months Ended	12 Months Ended
	Mar. 31, 2024 USD ($)	Feb. 28, 2023 USD ($) shares $ / shares	Sep. 30, 2024 $ / shares	Jun. 30, 2024 $ / shares	Mar. 31, 2024 USD ($) $ / shares	Dec. 31, 2024 USD ($) $ / shares	Dec. 31, 2024 USD ($) shares $ / shares	Dec. 31, 2023 USD ($) $ / shares	Dec. 31, 2022 USD ($)
Debt Instrument [Line Items]
Conversion price (in dollars per share)						$ 7.0249	$ 7.0249	$ 7.2971
Premium paid convertible bonds repurchased | $						$ 2,300,000	$ 2,300,000	$ 0	$ 0
S 2024 Q1 Dividends
Debt Instrument [Line Items]
Dividend paid per share (in USD per share)					$ 0.05
O 2024 Q1 Dividends
Debt Instrument [Line Items]
Dividend paid per share (in USD per share)					$ 0.05
O 2024 Q2 Dividends
Debt Instrument [Line Items]
Dividend paid per share (in USD per share)				$ 0.10
O 2024 Q3 Dividends
Debt Instrument [Line Items]
Dividend paid per share (in USD per share)			$ 0.10
$250m Convertible Bonds (3)
Debt Instrument [Line Items]
Principal | $		$ 250,000,000				$ 250,000,000	$ 250,000,000
Conversion price (in dollars per share)		$ 7.3471				$ 7.02490	$ 7.02490
Conversion of bonds into shares (in shares) | shares		34,027,031					34,078,777
Debt instrument, repurchased face amount | $	$ 10,600,000				$ 10,600,000
Debt inistrument, repurchase price, percentage	1.2088
Debt repurchase amount | $	$ 12,900,000				$ 12,900,000
Debt instrument, interest rate		5.00%
Interest bearing debt
Debt Instrument [Line Items]
Average interest rate							9.70%	9.50%
Interest bearing debt excluding convertible bonds
Debt Instrument [Line Items]
Average interest rate							10.30%	10.60%